UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21122

Clarion Value Fund Master, LLC
(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin
Clarion Value Fund Master, LLC
230 Park Avenue
New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2009

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

ASIA / AUSTRALIA / CANADA / EUROPE / SOUTH AMERICA / UK / USA

ING CLARION CAPITAL
Clarion Value Fund, Inc.

ANNUAL REPORT

OCTOBER 31, 2009

REAL ESTATE

ING

ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

COVER PHOTO: Metro Park, Alexandria, Virginia

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

LETTER TO SHAREHOLDERS

December 24, 2009

CLARION VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2008 through October 31, 2009. As of October 31, 2009, the net asset value of the Clarion Value Fund Master, LLC (the “Master Fund”), into which all assets of the Fund are invested, was $346,064,337, which included investments in 133 fixed income securities with a net investment value of $342,845,354 and $3,218,983 of cash and other assets (net of other liabilities). Performance information as of October 31, 2009 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return (as of October 31, 2009)	Trailing 1 Year	Trailing 5 Year	Since Fund Inception (1)

Clarion Value Fund, Inc.	13.70%	-6.33%	4.59%
Barclays Capital Aggregate Bond Index (2)	13.79%	5.05%	6.90%

(1)	December 21, 1994
(2)	Formerly the Lehman Brothers Aggregate Bond Index

The compositional difference between the Master Fund and the Barclays Capital Aggregate Bond Index is still the largest factor affecting the relative underperformance of the Fund. The portfolio of the Master Fund is comprised almost entirely of CMBS while over 70% of the Barclays Capital Aggregate Bond Index is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures.

Below is comparative performance information for the BBB component of the Barclays Capital Investment Grade CMBS Index, which may reflect a more direct comparison based on the composition of the Master Fund’s portfolio.

Annualized Return (as of October 31, 2009)	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)

Clarion Value Fund, Inc.	13.70%	-6.33%	3.16%
Barclays Capital Investment Grade CMBS BBB Index (2)	-17.96%	-16.12%	-1.33%

(1)	The Barclays Capital Investment Grade CMBS BBB Index was formed on January 1, 1997
(2)	Formerly the Lehman Brothers Investment Grade CMBS BBB Index

Market Overview

Taking its cues from a rally in stocks and other credit markets, pricing in the CMBS market has continued to improve since April despite a continued weakening in commercial real estate fundamentals. Average spreads on Super Senior AAAs eligible for the Term Asset-Backed Securities Loan Facility (“TALF”) have tightened dramatically, from 625bp at the end of April to as low as 400 bp in mid-July after the first round of TALF funding for legacy CMBS was successfully completed. Spreads on Super Senior AAAs not eligible for TALF were in the mid 700s at the end of April and tightened to the low 500s by early August in anticipation of demand for such investments by asset managers in the Public-Private Investment Program (“PPIP”). On the heels of this technical rally, many insurance companies and money managers looked for opportunities to sell, pushing spreads back out to the high 400s for “TALF-eligible” and high 600s for “non TALF-eligible” bonds. However, this supply was gradually absorbed and the broader economic sentiment continued to improve into Q4. By the end of October, spreads on Super Senior AAAs, eligible and non-eligible for TALF, reached the mid 300s and mid 500s, respectively.

Bonds rated below AAA also enjoyed a small rally in price in spite of an increase in the CMBS conduit delinquency rate from 2.45% at the end of April to 4.80% at the end of October1. Some of the recent price gains have been attributed to a ruling by the Treasury Department that provides special servicers with greater leeway to conduct modifications on loans in advance of mortgages becoming delinquent. Prior to the change, special servicers were restricted from modifying loans unless loans were in ‘imminent default’ or had defaulted.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

The new guidance enables distressed borrowers to initiate conversations with special servicers to proactively evaluate their mortgages in hopes of averting foreclosure. These changes generated renewed interest in more credit sensitive classes of CMBS as the prospects for immediate liquidation of delinquent loans into a depressed market diminished. However, most lower rated CMBS positions still trade for pennies on the dollar as most investors recognize that the new guidance may simply delay, rather than eliminate, impending defaults.

The CMBS market recently received some welcome news in the form of the first U.S. CMBS deal consisting of newly originated collateral issued in almost a year and a half. The Developers Diversified Realty deal was issued into strong demand and priced at tighter than expected spreads with the TALF eligible AAA tranche pricing at 140bp over swaps. The deal featured notable differences to the traditional CMBS structure, including a simplified low leverage three tranche structure. The mortgage collateral was also more conservatively underwritten than those of the recent past, with a debt coverage ratio of 2.04x and an LTV of 51.7%2.

With respect to non-securitized CRE debt, both statistical and anecdotal evidence points to further deterioration within institutional loan portfolios, primarily banks. As of September 30, 2009, the national average default rate for commercial real estate mortgages held by financial institutions rose to 3.40% (up from 2.88% three months earlier3). We expect that this deterioration will continue to put pressure on financial institutions. However, the current low interest rate environment is providing breathing room for these financial institutions that hope to earn their way out of the crisis.

Given the general uncertainty in commercial real estate debt markets, we continue to position the Master Fund in seasoned securities and securities with significant amounts of credit enhancement. We believe that this position will be beneficial to the Fund in the event of continued weakness in commercial real estate fundamentals. As of October 31, 2009, 96.1% of the non-IO, non-Super Senior CMBS positions in the Master Fund were invested in 2005 and earlier vintages.

With regard to the financial results for Clarion Value Fund, please find the following audited annual financial statements for the fiscal year ending October 31, 2009.

If you have any questions, please feel free to contact me at (212) 883-2541 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1. CMBS delinquency data are from Trepp and include conduit commercial mortgages, all property types, securitized as commercial mortgage backed securities that are 30+, in process of foreclosure, REO, or non-performing maturities.
2. DDR 2009-DDR1 Termsheet
3. Source: Real Estate Econometrics

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Clarion Value Fund and the Barclays Capital Aggregate Bond Index 1
(December 31, 1994 to October 31, 2009)

The Barclays Capital Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Barclays Capital Aggregate Bond Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

(1)	Formerly the Lehman Brothers Aggregate Bond Index

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER

ING Clarion Capital, LLC has $4.5 billion under management. ING Clarion Capital, LLC is an affiliate of ING Real Estate Investment Management, the world’s largest real estate investment manager with $96.2 billion in real estate assets under management, including $43.7 billion managed by ING Clarion - the U.S. arm of ING Real Estate Investment Management. ING Clarion Capital has 50 employees and has been investing for its institutional clients since 1996 with a focus on real estate related debt. Operating out of its headquarters in New York, ING Clarion Capital is dedicated to debt investments and benefits from its affiliate’s (ING Clarion) real estate resources, including over 400 employees in the U.S. and a global research team comprised of 9 people*.

FUND OBJECTIVE

Clarion Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The majority of the securities in which the Master Fund invests are commercial mortgage backed securities with a maturity of 2 to 20 years. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

CLARION VALUE FUND MASTER, LLC

October 31, 2009
Net Asset Value	$346.1 MM
Portfolio Positions	133
Nominal Yield to Maturity	19.8%
Average Rating	A+
Spread to U.S. Treasury	1,807 bps
Weighted Average Life	4.1 years
Average Modified Duration	2.7 years
Portfolio Distribution†:
CMBS	92.4%
Corporates	0.7%
Other (includes Treasuries)	6.9%

*	Information as of September 30, 2009
†	Portfolio Distribution is based on market value

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HIGHLIGHTS (unaudited)
CLARION VALUE FUND MASTER, LLC
(As of October 31, 2009)

PORTFOLIO DISTRIBUTION1

COLLATERAL DISTRIBUTION1

(1)	Based on market value
Source: ING Clarion Capital, LLC and Trepp, LLC

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Period

	Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006		Year Ended October 31, 2005
Net Asset Value, Beginning of Year	$4.48		$8.28		$9.35		$9.29		$9.80
Income (loss) from Investment Operations
Net Investment Income (1)	0.60		0.57		0.53		0.63		0.86
Net Realized and Unrealized Gain (Loss)	(0.27)		(3.87)		(1.06)		0.06		(0.22)
Total Income (Loss) from Investment Operations	0.33		(3.30)		(0.53)		0.69		0.64
Distributions from:
Net Investment Income	(0.51)		(0.50)		(0.54)		(0.63)		(0.86)
Capital Gains	—		—		—		—		(0.29)
Total Distributions	(0.51)		(0.50)		(0.54)		(0.63)		(1.15)
Net Asset Value, End of Year	$4.30		$4.48		$8.28		$9.35		$9.29
Total Investment Return (2)	13.70	%(3)	(41.58	)%(3)	(6.01	)%(3)	7.76%		7.19%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$313,059		$283,461		$401,512		$412,767		$510,008
Ratio of Net Expenses to Average Net Assets	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.78	%(4)	0.77	%(4)
Ratio of Net Investment Income to Average Net Assets	18.88	%(4)	8.21	%(4)	5.86	%(4)	5.78	%(4)	8.64	%(4)
Ratio of Fees and Expenses Waived Under Contractual Obligation to Average Net Assets	0.15%		0.01%		0.01%		0.00%		0.00%
Portfolio Turnover Rate (5)	—		—		—		—		—

(1)	Calculated based upon average shares outstanding throughout the year.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.

(3)	Total investment return would have been lower had certain fees not been waived during the year.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements of the Master Fund.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Assets and Liabilities
October 31, 2009

Assets
Investment in Clarion Value Fund Master, LLC (“Master Fund”), at Fair Value	$313,202,091

Total Assets	313,202,091

Liabilities
Accrued Advisory Fees - Note C	84,113
Accrued Audit and Tax Fees	50,000
Other Accrued Expenses	8,758

Total Liabilities	142,871

Net Assets	$313,059,220

Net Assets Consist of:
Paid in Capital	$556,623,050
Accumulated Undistributed Net Investment Income	11,313,742
Accumulated Net Realized Loss	(85,529,065)
Net Unrealized Depreciation	(169,348,507)

Net Assets	$313,059,220

Net Assets	$313,059,220
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	72,722,483
Net Asset Value Per Share	$4.30

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Operations
Year Ended October 31, 2009

Investment Income
Interest Income Allocated from the Master Fund	$42,479,401
Expenses Allocated from the Master Fund	(577,557)

Total Investment Income	41,901,844

Expenses
Advisory Fees - Note C	1,359,779
Audit and Tax Fees	54,310
Directors’ Fees	21,919
Transfer Agent Fees - Note E	14,911
Administrative Fees - Note D	11,964
Other Expenses	10,662

Total Expenses	1,473,545
Waiver of Investment Advisory Fees - Note C	(324,399)

Net Expenses	1,149,146

Net Investment Income	40,752,698

Realized and Unrealized Gain (Loss) on Investments Allocated from the Master Fund
Net Realized Loss on Investments Allocated from the Master Fund	(48,725,794)
Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund	43,341,978

Net Loss on Investments	(5,383,816)

Net Increase in Net Assets Resulting from Operations	$35,368,882

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statements of Changes In Net Assets

	Year Ended October 31, 2009	Year Ended October 31, 2008

Increase (Decrease) in Net Assets Resulting from Operations:
Net Investment Income	$40,752,698	$32,095,473
Net Realized Loss	(48,725,794)	(46,944,884)
Net Change in Unrealized Depreciation	43,341,978	(177,292,246)

Net Increase (Decrease) in Net Assets Resulting from Operations	35,368,882	(192,141,657)

Distributions from:
Net Investment Income	(34,649,932)	(28,451,432)

Capital Share Transactions:
Proceeds from Shares Issued	—	119,775,650
Proceeds from Reinvestment of Cash Distributions	29,932,481	24,335,950
Cost of Shares Repurchased	(1,053,274)	(41,569,396)

Net Increase in Net Assets from Capital Share Transactions	28,879,207	102,542,204

Total Increase (Decrease) in Net Assets	29,598,157	(118,050,885)
Net Assets:
Beginning of Year	283,461,063	401,511,948

End of Year (including undistributed net investment income of $11,313,742 in 2009 and $7,893,846 in 2008, respectively)	$313,059,220	$283,461,063

Shares Issued and Redeemed:
Shares Issued	—	16,277,503
Shares Issued for Reinvestment of Cash Distributions	9,798,816	3,830,659
Shares Redeemed	(402,018)	(5,281,109)

Net Increase in Capital Share Transactions	9,396,798	14,827,053

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

Statement of Cash Flows
Year Ended October 31, 2009

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$35,368,882
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in Investment in the Master Fund	(29,140,149)
Net Change in Operating Assets and Liabilities:
Decrease in Accrued Advisory Fees	(500,304)
Increase in Accrued Audit and Tax Fees	50,000
Decrease in Other Accrued Expenses	(7,704)

Net Cash Provided by Operating Activities	5,770,725

Cash Flows from Financing Activities:*
Cash Redemptions Paid	(1,053,274)
Net Investment Income Distributions Paid	(4,717,451)

Net Cash Used in Financing Activities	(5,770,725)

Net Change in Cash	—
Cash at Beginning of Year	—

Cash at End of Year	—

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $29,932,481.

See Notes to Financial Statements and Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

October 31, 2009

A.

Organization: The Clarion Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. The Fund’s common stock is not registered under the Securities Act of 1933.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Clarion Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2009, the Fund’s proportionate interest in the net assets of the Master Fund was 90.5%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of two other feeder funds, Clarion Fund plc and Clarion Value Reserve (BVI) L.P., which are also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.

Summary of Significant Accounting Policies: On July 1, 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009, and the Codification did not have a material effect on the Fund’s financial statements.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.

Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2009, no provision for income taxes would be required in the financial statements. The Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

	3.	Income Taxes (continued):

As of and during the year ended October 31, 2009, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from GAAP.

	5.	Other: Transactions of interests in the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund’s investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2009, the Adviser waived fees of $324,399 pursuant to this provision.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Transfer Agent: Unified Fund Services, Inc. serves as the Fund’s Transfer Agent pursuant to a mutual fund services agreement.

F.	Income Taxes: At October 31, 2009, the components of net assets on a tax basis were as follows:

Undistributed ordinary income	$1,300,921

Accumulated net realized loss*	(85,529,065)

Net unrealized depreciation	(169,348,507)

* The accumulated net realized loss carryforward may be used to offset future gains and will expire as follows if not utilized:

Losses expiring on 10/31/2013:	$(1,477,401)
Losses expiring on 10/31/2014:	—
Losses expiring on 10/31/2015:	—
Losses expiring on 10/31/2016:	(41,499,378)
Losses expiring on 10/31/2017:	(42,552,286)

Total net realized loss carryforward	$(85,529,065)

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND, INC.

F.	Income Taxes (continued):

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2009 and October 31, 2008, were as follows:

	2009	2008

Ordinary income	$34,649,932	$28,451,432
Long-term capital gain	0	0

	$34,649,932	$28,451,432

During the period ended October 31, 2009, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $2,682,870, decreased accumulated net realized loss by $6,137,337, and decreased paid in capital by $3,454,467.

G.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H.

Subsequent Events: Management has evaluated the effect of subsequent events on the Fund’s financial statements through December 24, 2009, the date the financial statements were issued. Management has determined that there are no material subsequent events that would require disclosure in the Fund’s financial statements through this date.

See Attached Financial Statements of Clarion Value Fund Master, LLC.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CLARION VALUE FUND, INC.

To the Board of Directors and Shareholders of Clarion Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Clarion Value Fund, Inc. (the “Fund”), as of October 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clarion Value Fund, Inc. at October 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 24, 2009

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund, Inc.
Actual	$1,000.00	$1,573.85	0.80%	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

*

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2750 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2750 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL HIGHLIGHTS
CLARION VALUE FUND MASTER, LLC

	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005

Total Investment Return (1)	14.48%	(41.15)%	(5.61)%	7.95%	7.34%

Ratios and Supplemental Data
Members’ Capital, End of Year (in Thousands)	$346,064	$315,452	$470,195	$479,251	$550,410
Ratio of Expenses to Average Members’ Capital	0.27%	0.16%	0.17%	0.13%	0.12%
Ratio of Net Investment Income to Average Members’ Capital	19.40%	8.84%	7.02%	7.36%	9.09%
Portfolio Turnover Rate	73%	87%	104%	70%	76%

(1)

Total investment return is based on net increase (decrease) in members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

See Notes to Financial Statements.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

October 31, 2009

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (91.68%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,816,631	$159,703	(d),(e),(i)
Ansonia CDO Ltd.	1.396% due 10/25/2056 (b)	8,750,000	40,250	(d),(e),(h),(i)
Ansonia CDO Ltd.	0.896% due 10/25/2056 (b)	6,250,000	36,250	(d),(e),(h),(i)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	—	(d),(e),(i),(j)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	—	(d),(e),(i),(j)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	7,565,613	(e),(h)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	7,157,936	(e),(h)
Banc of America Commercial Mortgage, Inc.	0.600% due 02/10/2051 (b)	250,559,944	4,567,708	(e),(g),(h)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	10,000,000	700,000	(e)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	7,195,500	(e)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (b)	10,000,000	10,050,000	(e)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (b)	2,000,000	1,300,000	(e),(h)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (b)	1,223,584	1,211,348	(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225% due 07/15/2044	8,994,000	8,996,635	(e),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049 (b)	40,500,000	1,174,216	(e),(g),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.560% due 10/15/2048	1,950,000	1,966,228	(e)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (b)	7,323,000	7,135,531	(e)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	5,115,000	4,950,808	(e),(h)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,313,750	(e),(h)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	9,587,250	(e)
Commercial Mortgage Pass-Through Certificates	4.221% due 03/10/2039	3,867,770	3,901,578	(e)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	2,000,000	396,000	(e),(h)
Credit Suisse Mortgage Capital Certificates	5.448% due 01/15/2049	7,285,000	7,235,753	(e),(h)
Credit Suisse Mortgage Capital Certificates	6.003% due 09/15/2039	5,000,000	4,355,720	(e),(h)
Credit Suisse Mortgage Capital Certificates	6.003% due 09/15/2039 (b)	9,000,000	405,000	(e),(h)
Credit Suisse Mortgage Capital Certificates	6.003% due 09/15/2039 (b)	7,000,000	357,000	(e),(h)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (b)	4,000,000	80,000	(e)
Crown Castle Towers LLC	6.065% due 11/15/2036 (b)	3,490,000	3,454,402	(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	19,196,000	11,146,918	(e),(h)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,400,000	2,383,687	(e)
CS First Boston Mortgage Securities Corp.	1.266% due 10/15/2039 (b)	106,601,789	1,917,766	(e),(g),(h)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (b)	7,767,000	1,824,870	(e),(h)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	1,735,250	(e)
CS First Boston Mortgage Securities Corp.	4.499% due 11/15/2037	1,720,000	1,708,557	(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	4,479,000	1,209,330	(d),(e),(h)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	780,000	(e)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	698,250	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	688,765	(e),(h)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	504,000	(e),(h)
CS First Boston Mortgage Securities Corp.	5.884% due 07/15/2036 (b)	2,000,000	24,000	(e),(h)

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

October 31, 2009

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	$8,200,000	$8,176,220	(e)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	12,800,000	4,845,750	(d),(e)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (b)	2,100,000	2,144,940	(e),(h)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,449,752	548,918	(d),(e)
DR Structured Finance Corp.	8.375% due 08/15/2015	369,444	112,078	(d),(e)
DR Structured Finance Corp.	6.660% due 08/15/2010	109,709	60,340	(d),(e)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	50,952	(d),(e)
First Union-Lehman Brothers-Bank of America	6.730% due 11/18/2035	2,158,955	2,210,057
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	4,383,571	4,419,468	(e)
GE Capital Commercial Mortgage Corp.	0.573% due 01/10/2038 (b)	122,101,059	2,916,017	(e),(g),(h)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	2,791,485	(e),(h)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	1,918,358	(e),(h)
GE Capital Commercial Mortgage Corp.	5.513% due 11/10/2045	5,481,000	1,849,838	(e),(h)
GE Capital Commercial Mortgage Corp.	5.394% due 05/10/2043 (b)	2,972,000	386,360	(e),(h)
GE Capital Commercial Mortgage Corp.	5.367% due 06/10/2048 (b)	2,200,000	171,600	(e),(h)
GE Capital Commercial Mortgage Corp.	5.984% due 12/10/2049 (b)	3,000,000	90,000	(e),(h)
GMAC Commercial Mortgage Securities, Inc.	5.686% due 05/10/2040 (b)	4,000,000	2,941,600	(e),(h)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	7,835,805	1,371,266	(e)
GS Mortgage Securities Corp. II	0.692% due 07/10/2039 (b)	161,087,291	2,377,165	(e),(g),(h)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049 (b)	5,000,000	900,000	(d),(e),(h),(i)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (b)	2,000,000	700,000	(e),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	15,005,000	225,075	(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	8,752,000	87,520	(d),(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	4,275,000	74,813	(e)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	2,500,000	50,000	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	6,946,793	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051	5,562,000	5,650,352	(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.572% due 05/15/2045	235,877,469	5,631,339	(e),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.453% due 05/15/2047	230,776,350	4,312,518	(e),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.454% due 06/12/2047	310,887,338	4,206,306	(e),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.739% due 02/15/2051	162,582,494	2,620,505	(e),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.566% due 06/12/2041	4,000,000	1,990,800	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp	5.457% due 07/15/2041 (b)	7,631,000	1,923,012	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	1,302,600	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 08/12/2037 (b)	2,910,000	359,385	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.581% due 05/15/2045 (b)	2,000,000	252,000	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.795% due 05/15/2047 (b)	5,500,000	214,500	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.147% due 08/15/2042 (b)	2,500,000	195,000	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051 (b)	3,600,000	151,200	(e),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	19,300,000	48,514	(e),(h)

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

October 31, 2009

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB UBS Commercial Mortgage Trust	4.547% due 08/15/2029	10,000,000	$10,040,220	(e)
LB UBS Commercial Mortgage Trust.	5.532% due 03/15/2032	6,300,000	6,364,934	(e)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	5,822,094	(e)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045	5,000,000	4,523,100	(e),(h)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037	4,500,000	3,341,700	(e),(h)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,191,367	(e)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	2,865,600	(e),(h)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	5,091,000	2,672,775	(e),(h)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	1,837,750	(e),(h)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (b)	11,052,000	1,769,360	(e),(h)
LB UBS Commercial Mortgage Trust	6.242% due 07/15/2040 (b)	19,095,000	973,845	(e),(h)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	546,000	(e),(h)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (b)	3,618,000	361,800	(e),(h)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	10,000,000	9,437,500	(h)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	882,000	(e),(h)
Merrill Lynch Mortgage Trust	5.391% due 09/12/2042 (b)	3,200,000	208,000	(e),(h)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	102,531	(e)
Merrill Lynch Mortgage Trust	5.233% due 11/12/2037 (b)	579,000	60,216	(e)
Merrill Lynch/Countrywide Commercial Mortgage	0.623% due 12/12/2049	142,114,968	3,020,085	(e),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage	0.681% due 09/12/2049	153,939,742	2,954,412	(e),(g),(h)
Morgan Stanley Capital I	5.880% due 06/11/2049	5,025,000	4,570,082	(e),(h)
Morgan Stanley Capital I	6.120% due 03/15/2031 (b)	1,926,818	1,888,282	(e),(h)
Prudential Securities Secured Financing	7.000% due 04/15/2013	3,000,000	3,000,000	(e),(h)
Salomon Brothers Mortgage Securities	7.000% due 05/18/2032 (b)	1,000,000	900,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.735% due 06/15/2049	8,200,000	8,107,340	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048	6,000,000	5,659,170	(e)
Wachovia Bank Commercial Mortgage Trust	1.445% due 10/15/2017 (b)	9,430,000	5,658,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	4,923,100	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	4,162,600	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	3,881,685	(e)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (b)	14,396,000	2,954,255	(e),(h)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	8,918,000	2,942,940	(e)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	2,013,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	6,688,000	2,006,400	(e)
Wachovia Bank Commercial Mortgage Trust	0.433% due 04/15/2047 (b)	144,920,081	1,727,447	(e),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (b)	5,189,000	1,151,958	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (b)	6,327,000	949,050	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.438% due 10/15/2035 (b)	5,000,000	500,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	6.145% due 10/15/2048 (b)	5,000,000	360,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.965% due 10/15/2048 (b)	5,000,000	330,000	(e),(h)

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

PORTFOLIO HOLDINGS
CLARION VALUE FUND MASTER, LLC

October 31, 2009

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	$4,036,500	$222,007	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.293% due 04/15/2042 (b)	1,000,000	91,000	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.828% due 12/15/2043 (b)	12,500,000	87,500	(e),(h)
Wachovia Bank Commercial Mortgage Trust	5.968% due 04/15/2047 (b)	2,000,000	66,000	(e),(h)
Total Commercial Mortgage-Backed Securities (Cost $512,522,047)			317,267,321
CORPORATE BOND (0.72%)
Hospitality Properties Trust	9.125% due 07/15/2010	2,500,000	2,502,245
Total Corporate Bond (Cost $2,563,063)			2,502,245
UNITED STATES GOVERNMENT OBLIGATION (6.41%)
US Treasury Note	1.875% due 04/30/2014	22,400,000	22,165,494
Total United States Government Obligation (Cost $22,088,124)			22,165,494
MONEY MARKET FUND (0.26%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00% (f)		910,294	910,294
Total Money Market Fund (Cost $910,294)			910,294
TOTAL SECURITIES (99.07%) (Cost $538,083,528) (c)			342,845,354
OTHER ASSETS, NET OF LIABILITIES (0.93%)			3,218,983
MEMBERS’ CAPITAL (100.00%)			$346,064,337

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2009 was $135,215,881 or 39.07% of members’ capital. See Note B2.

(c)

The cost for federal income tax purposes was $530,370,554. At October 31, 2009 net unrealized depreciation for all securities based on tax cost was $187,525,200. This consisted of aggregate gross unrealized appreciation for all securities of $13,496,169 and aggregate gross unrealized depreciation for all securities of $201,021,369.

(d)	Illiquid security. At October 31, 2009, illiquid securities with aggregate principal of $56,198,276 had a value of $8,051,091 which represented 2.33% of the Master Fund’s members’ capital.
(e)

Fair valued security. At October 31, 2009, the fair valued securities represented 88.31% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s). See Note B1.

(f)	Rate shown reflects effective yield at October 31, 2009.
(g)

Interest-only security. At October 31, 2009, interest-only securities in aggregate had a value of $37,425,484 which represented 10.81% of the Master Fund’s members’ capital. See Note H, which explains risk factors associated with the Master Fund. Amount shown as principal represents principal amount of the underlying security.

(h)	Variable rate security.
(i)	CDO security. At October 31,2009, collateralized debt obligations in aggregate had a value of $1,136,203 which represented 0.33% of the Master Fund’s members’ capital.
(j)	Defaulted security.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

SUMMARY OF RATINGS (unaudited)
CLARION VALUE FUND MASTER, LLC

October 31, 2009

	Portfolio Distribution by Rating (a)
Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	D	NR	Total
Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	—	—	—	0.05	0.02	—	—	—	0.07
Banc of America Commercial Mortgage, Inc.	1.32	—	2.07	2.39	—	—	—	—	—	5.78
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	2.08	—	—	—	—	—	2.08
Chase Commercial Mortgage Securities Corp.	—	—	3.28	0.35	—	—	—	—	—	3.63
Citigroup/Deutsche Bank Commercial Mortgage Trust.	3.17	—	—	0.34	—	—	—	—	—	3.51
Commercial Mortgage Acceptance Corp.	—	—	1.43	2.73	—	—	—	—	—	4.16
Commercial Mortgage Pass-Through Certificates	3.90	—	—	0.11	—	—	—	—	—	4.01
Credit Suisse Mortgage Capital Certificates	2.09	—	—	1.26	—	0.22	0.02	—	—	3.59
Crown Castle Towers LLC	—	—	—	1.00	—	—	—	—	—	1.00
CS First Boston Mortgage Securities Corp.	1.73	0.50	—	2.17	2.15	0.55	0.01	—	—	7.11
DLJ Commercial Mortgage Corp.	—	—	2.36	0.62	—	1.40	—	—	—	4.38
DR Structure Finance Corp.	—	—	—	—	—	—	—	0.02	0.21	0.23
First Union-Lehman Brothers-Bank of America.	0.64	—	—	—	—	—	—	—	—	0.64
GE Capital Commercial Mortgage Corp.	2.93	0.55	0.53	—	0.11	0.05	0.03	—	—	4.20
GMAC Commercial Mortgage Securities Inc.	—	—	0.85	—	0.40	—	—	—	—	1.25
GS Mortgage Securities Corp. II	0.69	—	0.26	0.20	—	—	0.13	—	—	1.28
J.P. Morgan Chase Commercial Mortgage Securities Corp.	8.50	0.57	—	0.04	1.12	0.12	—	—	—	10.35
LB UBS Commercial Mortgage Trust	7.34	1.50	2.14	0.77	0.37	0.69	—	—	—	12.81
Merrill Lynch Mortgage Trust	—	—	—	0.08	3.01	—	—	—	—	3.09
Merrill Lynch / Countrywide Commercial Mortgage	1.72	—	—	—	—	—	—	—	—	1.72
Morgan Stanley Capital I	—	—	—	1.87	—	—	—	—	—	1.87
Prudential Securities Secured Financing Corp.	—	—	0.87	—	—	—	—	—	—	0.87
Salomon Brothers Mortgage Securities	—	—	0.26	—	—	—	—	—	—	0.26
Wachovia Bank Commercial Mortgage Trust	4.47	3.21	1.63	1.12	3.10	0.22	0.04	—	—	13.79
TOTAL COMMERCIAL MORTGAGE -BACKED SECURITIES	38.50	6.33	15.68	17.13	10.31	3.27	0.23	0.02	0.21	91.68
TOTAL CORPORATE BOND	—	—	—	0.72	—	—	—	—	—	0.72
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION	6.41	—	—	—	—	—	—	—	—	6.41
TOTAL MONEY MARKET FUND	0.26	—	—	—	—	—	—	—	—	0.26
TOTAL SECURITIES	45.17	6.33	15.68	17.85	10.31	3.27	0.23	0.02	0.21	99.07	(a)

(a)	Calculated as a percentage of members’ capital.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
October 31, 2009

Assets
Investments, at Fair Value (Cost $538,083,528)	$342,845,354
Interest Receivable	4,316,332
Receivable for Securities Sold	21,798,051
Other Assets	7,423
Total Assets	368,967,160
Liabilities
Payable for Securities Purchased	22,147,980
Cash Distribution Payable	467,906
Accrued Audit and Tax Fees	130,000
Accrued Legal Fees	20,000
Accrued Administrative Fees - Note D	17,024
Accrued Custodian Fees - Note D	9,741
Other Accrued Expenses	110,172
Total Liabilities	22,902,823
Members’ Capital	$346,064,337
Members’ Capital
Represented by:
Net Capital	$541,302,511
Accumulated Net Unrealized Depreciation on Investments	(195,238,174)
Total Members’ Capital	$346,064,337

See Notes to Financial Statements.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement Of Operations
Year Ended October 31, 2009

Investment Income
Interest	$47,044,904

Expenses
Audit and Tax Fees	170,058
Legal Fees	121,610
Insurance Expense	116,874
Administrative Fees - Note D	108,107
Custodian Fees - Note D	21,392
Directors’ Fees	20,420
Other	81,473
Total Expenses	639,934
Net Investment Income	46,404,970
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(53,899,076)
Net Change in Unrealized Depreciation on Investments	47,529,403
Net Loss on Investments	(6,369,673)
Net Increase in Members’ Capital Resulting from Operations	$40,035,297

See Notes to Financial Statements.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended October 31, 2009	Year Ended October 31, 2008

Increase (Decrease) in Members’ Capital Resulting from Operations:
Net Investment Income	$46,404,970	$38,407,407
Net Realized Loss on Investments and Swaps	(53,899,076)	(51,776,870)
Net Change in Unrealized Depreciation on Investments and Swaps	47,529,403	(196,528,943)

Net Increase (Decrease) in Members’ Capital Resulting from Operations	40,035,297	(209,898,406)

Contributions/Withdrawals:
Contributions	91,823,559	171,198,207
Withdrawals	(101,246,487)	(116,042,969)

Net Contributions (Withdrawals)	(9,422,928)	55,155,238

Total Increase (Decrease) in Members’ Capital	30,612,369	(154,743,168)

Members’ Capital:
Beginning of Year	315,451,968	470,195,136

End of Year	$346,064,337	$315,451,968

See Notes to Financial Statements.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

Statement of Cash Flows
Year Ended October 31, 2009

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$40,035,297
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(219,117,022)
Proceeds from Sale of Securities	181,946,834
Adjustment to Cost of Interest Only Securities	6,749,899
Net Amortization of Premium and Accretion of Discount	(6,622,236)
Net Paydown Gain on Securities	(134,460)
Net Change in Unrealized Depreciation on Investments	(47,529,403)
Net Realized Loss on Investments	53,899,076
Net Change in Operating Assets and Liabilities:
Decrease on Other Assets	24,692
Increase in Payable for Securities Purchased	22,147,980
Increase in Interest Receivable	(409,520)
Increase in Accrued Audit and Tax Fees	50,758
Increase in Receivable for Securities Sold	(21,798,051)
Decrease in Accrued Legal Fees	(4,582)
Decrease in Due from Broker	77,745
Decrease in Accrued Custodian Fees	(5,937)
Decrease in Accrued Administrative Fees	(19,060)
Increase in Accrued Expenses	104,341

Net Cash Provided by Operating Activities	9,396,351

Cash Flows from Financing Activities:
Contributions	91,924,059
Withdrawals	(101,257,076)
Distributions	(63,334)

Net Cash Used in Financing Activities	(9,396,351)

Net Decrease in Cash	—
Cash at Beginning of Year	—

Cash at End of Year	—

See Notes to Financial Statements.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

October 31, 2009

A.

Organization: Clarion Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. ING Clarion Capital, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “feeder funds”) investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

B.

Summary of Significant Accounting Policies: On July 1, 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009, and the Codification did not have a material effect on the Master Fund’s financial statements.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

	1.	Security Valuation (continued):

The following is a summary of the levels based on inputs used as of October 31, 2009 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$70,858,902	$246,408,419	$317,267,321
Corporate Bonds	—	2,502,245	—	2,502,245
United States Government Obligations	22,165,494	—	—	22,165,494
Money Market Fund	910,294	—	—	910,294
Total	$23,075,788	$73,361,147	$246,408,419	$342,845,354

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CMBS

Balance as of 10/31/08	$241,840,796
Realized gain (loss)	(46,439,964)
Change in unrealized appreciation/(depreciation)	28,433,982
Net amortization/accretion	(312,001)
Net purchases (sales)	3,161,067
Net Transfers in and/or out of Level 3	19,724,539
Balance as of 10/31/09	$246,408,419
Net change in unrealized appreciation/(depreciation) from positions still held at 10/31/09	$28,433,982

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of October 31, 2009, the Master Fund held $135,215,881 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2009, no provision for income taxes would be required in the financial statements. The Master Fund’s Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

4.

Income Taxes (continued): As of and during the year ended October 31, 2009, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Master Fund did not incur any interest or penalties.

C.

Advisory Services: ING Clarion Capital, LLC (the “Adviser”) is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and feeder funds levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder funds’ level. For the year ended October 31, 2009, no such fees were paid by the Master Fund.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the year ended October 31, 2009, the Master Fund made purchases of $160,891,780 and sales of $138,427,407 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $57,314,949 and sales of $36,386,033 of long-term U.S. Government securities during the year.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.

Other: At October 31, 2009, Clarion Value Fund, Inc., Clarion Fund plc and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 90.5%, 6.1% and 3.4% of the Members’ Capital of the Master Fund, respectively.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

NOTES TO FINANCIAL STATEMENTS
CLARION VALUE FUND MASTER, LLC

H.	Risk Factors (continued):

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: Management has evaluated the effect of subsequent events on the Master Fund’s financial statements through December 24, 2009, the date the financial statements were issued. Management has determined that there are no material subsequent events that would require disclosure in the Fund’s financial statements through this date.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CLARION VALUE FUND MASTER, LLC.

To the Board of Directors and Members of Clarion Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Clarion Value Fund Master, LLC (the “Master Fund”), as of October 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clarion Value Fund Master, LLC at October 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity U.S. generally accepted accounting principles.

New York, New York
December 24, 2009

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

FUND EXPENSES (unaudited)
CLARION VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Clarion Value Fund Master, LLC
Actual	$1,000.00	$1,578.70	0.18%	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

*

Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 10/31/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2750 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2750 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Clarion Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Clarion Value Fund Master, LLC

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Chief Operating Officer, FrontPoint Partners, LLC; formerly, Founder principal of GlobeOp Financial Services, LLC	2	Clarion Value Fund Master, LLC; Various Rubicon Fund Management and GSA Capital fund entities.

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Clarion Value Fund Master, LLC

*	Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, ING Clarion Partners, LLC	2	Clarion Value Fund Master, LLC

Daniel Heflin	President, CEO and Director	Director since July 1997	President and CEO, ING Clarion Capital, LLC	2	Clarion Value Fund Master, LLC; ING Clarion Capital, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2009, which is available from the Fund at no charge by calling Jerry Cammarata at (212) 883-2750.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO and Director	President and CEO, ING Clarion Capital, LLC

Stephen Baines*	Vice President	Chief Investment Officer, ING Clarion Capital, LLC

Ramalingam Ganesh	Chief Financial Officer (effective 10/20/09)	Senior Vice President, ING Clarion Capital, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Jerry Cammarata	Chief Compliance Officer (effective 7/24/09)	Vice President, ING Clarion Capital, LLC

Joanne M. Vitale	Vice President	Managing Director, ING Clarion Partners, LLC; formerly, Director, ING Clarion Partners, LLC

*	Resigned, effective 11/25/2009.

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

CONTACT INFORMATION

Investment Adviser
ING Clarion Capital, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

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ANNUAL REPORT 2009 | CLARION VALUE FUND, Inc.

ING REAL ESTATE GLOBAL NETWORK

AUSTRALIA
BELGIUM
CANADA
CHINA
CZECH REPUBLIC
FRANCE
GERMANY
HUNGARY
ITALY
JAPAN
POLAND
ROMANIA
SINGAPORE
SOUTH KOREA
SPAIN
SWEDEN
TAIWAN
THE NETHERLANDS
UNITED KINGDOM
UNITED STATES OF AMERICA

ING Clarion
230 Park Avenue 12th Floor, New York, NY 10169
T: 212.883.2500 F: 212.883.2700

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Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b)          Not applicable.

(c)          The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)          The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)          Not applicable.

(f)          (1) The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1)..

              (2) N/A

              (3) N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that S. Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a).          Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2009: $92,800
2008: $92,800

(b).          Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2009: $0
2008: $0

(c).          Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2009: $26,500
2008: $26,500

(d).          All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2009: $0
2008: $0

(e)          Audit Committee Pre-Approval Policies and Procedures.

              (i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

              (ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)          The aggregate non-audit fees billed by the Principal’s accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the registrant for the period from November 1, 2008 to October 31, 2009 were $0.

(h)          There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

(a)

The Clarion Value Fund Master, LLC has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of three independent directors. The audit committee members are S. Leland Dill, James Webb, and Mark B. Taylor.

(b)	Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)          There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Code of Ethics.

(a)(2)     Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)          Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin
Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 8, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 8, 2010

By:	/s/ Ramalingam Ganesh
Name:	Ramalingam Ganesh

Title:	Chief Financial Officer

Date:	January 8, 2010